RELATED PARTY TRANSACTIONS - Schedule of Outstanding Balances Arising from Operating Income or Prepayment of Operating Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Amounts due from affiliated companies	$ 1,079	$ 23
Melco's subsidiaries and its associated companies [Member]
Related Party Transaction [Line Items]
Amounts due from affiliated companies	1,077	20
Shun Tak Group [Member]
Related Party Transaction [Line Items]
Amounts due from affiliated companies	$ 2	$ 3